Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Carrying Value of the Financial Instruments

The table below presents the carrying value of the Company’s financial instruments:

	Level 1	Level 2	Level 3	Total
Investment in Psyence Labs Ltd	-	745,000	-	745,000
Derivative warrant liabilities – public warrants	200,096	-	-	200,096
Balance, March 31, 2025	200,096	745,000	-	945,096

	Level 1	Level 2	Level 3	Total
Derivative warrant liabilities – private warrants	-	26,608	-	26,608
Derivative warrant liabilities – public warrants	875,000	-	-	875,000
Convertible notes	-	-	7,657,397	7,657,397
NCAC Sponsor promissory note	-	-	1,474,256	1,474,256
PGI promissory note	-	-	1,316,236	1,316,236
Balance, March 31, 2024	875,000	26,608	10,447,889	11,349,497

Schedule of Maturity of the Contractual Obligations

The following table set forth the maturity of the contractual obligations as at March 31, 2025 and after

	Carrying Amount	Contractual Cash Flows	Less than 1 year	Between 1 and 3 years
Accounts payable & accrued liabilities	394,270	394,270	394,270	-
Total contractual obligations	394,270	394,270	394,270	-